VOYA PARTNERS, INC.

VY® Invesco Comstock Portfolio

(the “Portfolio”)

Supplement dated November 20, 2015 to the Portfolio’s Adviser Class, Initial Class,

Service Class and Service 2 Class Prospectus, dated May 1, 2015

(“Prospectus”)

Effective November 9, 2015, Matthew Seinsheimer no longer serves as a portfolio manager of the Portfolio and Charles DyReyes is added as a portfolio manager of the Portfolio.  The Prospectus is hereby revised as follows:

1.              The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Portfolio’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Devin Armstrong	Charles DyReyes
Portfolio Manager (since 07/07)	Portfolio Manager (since 11/15)
Kevin Holt	James Warwick
Lead Portfolio Manager (since 05/02)	Portfolio Manager (since 07/07)

2.              The following replaces the fifth paragraph in the sub-section entitled “Management of the Portfolios — Invesco Advisers, Inc. - VY® Invesco Comstock Portfolio” of the Portfolio’s Prospectus.

Charles DyReyes, Portfolio Manager, joined Invesco in 2015. Prior to that, Mr. DyReyes was a senior equity analyst with Brandywine Global Investment Management since 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA PARTNERS, INC.

VY® Invesco Comstock Portfolio

(the “Portfolio”)

Supplement dated November 20, 2015 to the Portfolio’s

Adviser Class, Initial Class, Service Class and Service 2 Class

Statement of Additional Information

dated May 1, 2015 (“SAI”)

Effective November 9, 2015, Matthew Seinsheimer no longer serves as a portfolio manager of the Portfolio and Charles DyReyes is added as a portfolio manager of the Portfolio. The SAI is hereby revised as follows:

The following replaces the line item for Matthew Seinsheimer in the “Other Accounts Managed” table of the sub-section entitled “Portfolio Management — VY® Invesco Comstock Portfolio”:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Charles DyReyes(2)	1	$571,156,521	0	$0	0	$0

(2)                                 The portfolio manager began serving on the Portfolio effective November 9, 2015. Information for the portfolio manager has been provided as of this same date.

The following replaces the line item for Matthew Seinsheimer in the “Ownership of Securities” table of the sub-section entitled “Portfolio Management — VY® Invesco Comstock Portfolio”:

Portfolio Manager	Dollar Range of Fund Shares Owned
Charles DyReyes(1)	None

(1)                                 The portfolio manager began serving on the Portfolio effective November 9, 2015. Information for the portfolio manager has been provided as of this same date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

November 20, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:                             Voya Partners, Inc.

SEC File Nos. 333-32575; 811-08319

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing via the EDGAR system are supplements, dated November 20, 2015, to the Prospectus and Statement of Additional Information, each dated May 1, 2015, for VY® Invesco Comstock Portfolio.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management – Voya Family of Funds

Attachment

cc:        Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

Elizabeth J. Reza

Ropes & Gray LLP